Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 613,943	$ 578,326	$ 493,027
Less accumulated amortization	(321,614)	(292,512)	(263,843)
Patents, Total	292,329	285,814	229,184
Patents pending	135,292	148,720	197,426
Total intangible assets, net	$ 427,621	$ 434,534	$ 426,610